Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds II, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2018